Derivative Instruments Carrying Amount and Cumulative Basis Adjustment for Fair Value Hedges (Details) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 29, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged Liability, Fair Value Hedge	$ 8,089	$ 8,010
Hedged Liability, Fair Value Hedge, Cumulative Increase (Decrease)	(186)	(304)
Current Portion of Borrowings
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged Liability, Fair Value Hedge	1,590	1,585
Hedged Liability, Fair Value Hedge, Cumulative Increase (Decrease)	(9)	(14)
Borrowings
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged Liability, Fair Value Hedge	6,499	6,425
Hedged Liability, Fair Value Hedge, Cumulative Increase (Decrease)	$ (177)	$ (290)